Other assets and prepaid expenses	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets and prepaid expenses	Other assets and prepaid expenses
Other current assets and prepaid expenses consist of the following:

	As of December 31, 2023	As of December 31, 2022
Tax credits	$37,608	$26,660
Prepaid expenses and advance to suppliers	9,293	14,504
Seller indemnification (1)	2,409	4,216
Others	2,977	1,241
Total other current assets and prepaid expenses	$52,287	$46,621
(1)Correspond to the earnout provision under the Best Day acquisition. See Note 18.
Other non-current assets and prepaid expenses consist of the following:

	As of December 31, 2023	As of December 31, 2022
Deferred tax assets	$70,729	$59,254
Seller indemnification (1)	5,052	6,974
Equity method investments (2)	3,105	3,556
Total other non-current assets and prepaid expenses	$78,886	$69,784
(1)Correspond to the acquisition of Viajanet, see Note 4.
(2)Includes $2.5 million related to an equity stake in Stays acquired in July 2022. Stays is a vacation rental channel manager based in Brazil.